2012 Acquired Business - Condensed Combined Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (370,181)	$ (113,075)	$ (23,142)
Non-cash items:
Depreciation and amortization	72,365	74,482	77,317
Unrealized (gain) loss on derivative instruments	(1,580)	(11,238)	13,825
Vessel impairment and net loss on sale of vessels	352,546	58,034	1,864
Goodwill impairment charge		19,294
Other	1,189	553	(190)
Change in non-cash working capital items related to operating activities	(19,794)	(833)	(1,961)
Expenditures for dry docking	(7,003)	(3,197)	(9,311)
Net operating cash flow	27,542	24,020	58,402
FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	15,000	185,000
Repayments of long-term debt	(13,522)	(1,800)	(3,150)
Prepayment of long-term debt	(60,000)	(118,328)	(33,050)
Proceeds from long-term debt of Dropdown Predecessor	2,312	269,874	55,604
Repayment of long-term debt of Dropdown Predecessor	(10,372)	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	(15,000)		(173,464)
Acquisition of Helga Spirit LLC Yamuna Spirit LLC, Kaveri Spirit LLC Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation			(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)
Equity contribution from Teekay Corporation	9,507	69,169	(35,691)
Net advances from (to) affiliates	16,913	(287,101)	168,215
Proceeds from issuance of Class A common stocks	69,000	112,054	211,978
Share issuance costs	(3,229)	(4,949)	(9,395)
Cash dividends paid	(32,231)	(51,358)	(55,244)
Net financing cash flow	(13,905)	(16,006)	48,051
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment			35,396
Expenditures for vessels and equipment	(2,518)	(4,337)	(11,987)
Advances to joint venture			(9,830)
Investment in joint venture	(3,344)
Investment in term loans			(115,575)
Net investing cash flow	(5,862)	(4,337)	(101,996)
Cash and cash equivalent:
Increase in cash and cash equivalent	7,775	3,677	4,457
Cash and cash equivalents, beginning of the year	18,566	14,889	10,432
Cash and cash equivalents, end of the year	26,341	18,566	14,889
Historical Teekay Tankers [Member]
OPERATING ACTIVITIES
Net (loss) income	(361,018)	(9,065)	16,309
Non-cash items:
Depreciation and amortization	58,868	43,185	45,455
Unrealized (gain) loss on derivative instruments	(3,768)	5,330	4,955
Vessel impairment and net loss on sale of vessels	352,546		1,864
Goodwill impairment charge		13,310
Other	917	143	(764)
Change in non-cash working capital items related to operating activities	(10,406)	2,202	(3,238)
Expenditures for dry docking	(7,003)		(6,190)
Net operating cash flow	30,136	55,105	58,391
FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	15,000	185,000
Repayments of long-term debt	(13,522)	(1,800)	(3,150)
Prepayment of long-term debt	(60,000)	(118,328)	(33,050)
Proceeds from long-term debt of Dropdown Predecessor			37,222
Prepayment of long-term debt of Dropdown Predecessor			(306,169)
Acquisition of Helga Spirit LLC Yamuna Spirit LLC, Kaveri Spirit LLC Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation			(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)
Equity contribution from Teekay Corporation	(221)		128,900
Net advances from (to) affiliates			127,982
Proceeds from issuance of Class A common stocks	69,000	112,054	211,978
Share issuance costs	(3,229)	(4,949)	(9,395)
Cash dividends paid	(32,231)	(51,358)	(55,244)
Net financing cash flow	(17,486)	(49,381)	39,889
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment			35,396
Expenditures for vessels and equipment	(2,189)	(2,315)	(6,253)
Advances to joint venture			(9,830)
Investment in joint venture	(3,344)
Investment in term loans			(115,575)
Net investing cash flow	(5,533)	(2,315)	(96,262)
Cash and cash equivalent:
Increase in cash and cash equivalent	7,117	3,409	2,018
Cash and cash equivalents, beginning of the year	15,859	12,450	10,432
Cash and cash equivalents, end of the year	22,976	15,859	12,450
2012 Acquired Business [Member]
OPERATING ACTIVITIES
Net (loss) income	(9,163)	(104,010)	(39,451)
Non-cash items:
Depreciation and amortization	13,497	31,297	31,862
Unrealized (gain) loss on derivative instruments	2,188	(16,568)	8,870
Vessel impairment and net loss on sale of vessels		58,034
Goodwill impairment charge		5,984
Other	272	410	574
Change in non-cash working capital items related to operating activities	(9,388)	(3,035)	1,277
Expenditures for dry docking		(3,197)	(3,121)
Net operating cash flow	(2,594)	(31,085)	11
FINANCING ACTIVITIES
Proceeds from long-term debt of Dropdown Predecessor	2,312	269,874	18,382
Repayment of long-term debt of Dropdown Predecessor	(10,372)	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	(15,000)		132,705
Acquisition of Helga Spirit LLC Yamuna Spirit LLC, Kaveri Spirit LLC Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation
Equity contribution from Teekay Corporation	9,728	69,169	(164,591)
Net advances from (to) affiliates	16,913	(287,101)	40,233
Net financing cash flow	3,581	33,375	8,162
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment
Expenditures for vessels and equipment	(329)	(2,022)	(5,734)
Advances to joint venture
Net investing cash flow	(329)	(2,022)	(5,734)
Cash and cash equivalent:
Increase in cash and cash equivalent	658	268	2,439
Cash and cash equivalents, beginning of the year	2,707	2,439
Cash and cash equivalents, end of the year	$ 3,365	$ 2,707	$ 2,439